Document and Entity Information	Sep. 18, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000732717
Document Type	8-K
Document Period End Date	Sep. 18, 2020
Entity Registrant Name	AT&T INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-08610
Entity Tax Identification Number	43-1301883
Entity Address, Address Line One	208 S. Akard St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	(210)
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 5.000% Perpetual Preferred Stock, Series A
Trading Symbol	T PRA
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 4.750% Perpetual Preferred Stock, Series C
Trading Symbol	T PRC
Security Exchange Name	NYSE
Att Inc . Floating Rate Global Notes Due August 320202 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. Floating Rate Global Notes due August 3, 2020
Trading Symbol	T 20C
Security Exchange Name	NYSE
Att Inc .1.875 Global Notes Due December 420206 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.875% Global Notes due December 4, 2020
Trading Symbol	T 20
Security Exchange Name	NYSE
Att Inc .2.650 Global Notes Due December 1720211 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.650% Global Notes due December 17, 2021
Trading Symbol	T 21B
Security Exchange Name	NYSE
Att Inc .1.450 Global Notes Due June 1202210 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.450% Global Notes due June 1, 2022
Trading Symbol	T 22B
Security Exchange Name	NYSE
Att Inc .2.500 Global Notes Due March 152023 Member 17 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.500% Global Notes due March 15, 2023
Trading Symbol	T 23
Security Exchange Name	NYSE
Att Inc .2.750 Global Notes Due May 192023 Member 21 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.750% Global Notes due May 19, 2023
Trading Symbol	T 23C
Security Exchange Name	NYSE
Att Inc . Floating Rate Global Notes Due September 520231 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. Floating Rate Global Notes due September 5, 2023
Trading Symbol	T 23D
Security Exchange Name	NYSE
Att Inc .1.050 Global Notes Due September 520231 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.050% Global Notes due September 5, 2023
Trading Symbol	T 23E
Security Exchange Name	NYSE
Att Inc .1.300 Global Notes Due September 520232 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.300% Global Notes due September 5, 2023
Trading Symbol	T 23A
Security Exchange Name	NYSE
Att Inc .1.950 Global Notes Due September 152023 Member 26 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.950% Global Notes due September 15, 2023
Trading Symbol	T 23F
Security Exchange Name	NYSE
Att Inc .2.400 Global Notes Due March 15202411 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.400% Global Notes due March 15, 2024
Trading Symbol	T 24A
Security Exchange Name	NYSE
Att Inc .3.500 Global Notes Due December 1720252 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.500% Global Notes due December 17, 2025
Trading Symbol	T 25
Security Exchange Name	NYSE
Att Inc .0.250 Global Notes Due March 4202612 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.250% Global Notes due March 4, 2026
Trading Symbol	T 26E
Security Exchange Name	NYSE
Att Inc .1.800 Global Notes Due September 52026 Member 28 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 5, 2026
Trading Symbol	T 26D
Security Exchange Name	NYSE
Att Inc .2.900 Global Notes Due December 420263 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.900% Global Notes due December 4, 2026
Trading Symbol	T 26A
Security Exchange Name	NYSE
Att Inc .1.600 Global Notes Due May 19202818 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.600% Global Notes due May 19, 2028
Trading Symbol	T 28C
Security Exchange Name	NYSE
Att Inc .2.350 Global Notes Due September 5202922 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.350% Global Notes due September 5, 2029
Trading Symbol	T 29D
Security Exchange Name	NYSE
Att Inc .4.375 Global Notes Due September 14202923 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.375% Global Notes due September 14, 2029
Trading Symbol	T 29B
Security Exchange Name	NYSE
Att Inc .2.600 Global Notes Due December 1720294 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due December 17, 2029
Trading Symbol	T 29A
Security Exchange Name	NYSE
Att Inc .0.800 Global Notes Due March 4203013 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.800% Global Notes due March 4, 2030
Trading Symbol	T 30B
Security Exchange Name	NYSE
Att Inc .2.050 Global Notes Due May 19203219 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.050% Global Notes due May 19, 2032
Trading Symbol	T 32A
Security Exchange Name	NYSE
Att Inc .3.550 Global Notes Due December 1720325 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.550% Global Notes due December 17, 2032
Trading Symbol	T 32
Security Exchange Name	NYSE
Att Inc .5.200 Global Notes Due November 182033 Member 30 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.200% Global Notes due November 18, 2033
Trading Symbol	T 33
Security Exchange Name	NYSE
Att Inc .3.375 Global Notes Due March 15203414 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.375% Global Notes due March 15, 2034
Trading Symbol	T 34
Security Exchange Name	NYSE
Att Inc .2.450 Global Notes Due March 15203515 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.450% Global Notes due March 15, 2035
Trading Symbol	T 35
Security Exchange Name	NYSE
Att Inc .3.150 Global Notes Due September 4203624 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.150% Global Notes due September 4, 2036
Trading Symbol	T 36A
Security Exchange Name	NYSE
Att Inc .2.600 Global Notes Due May 19203820 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due May 19, 2038
Trading Symbol	T 38C
Security Exchange Name	NYSE
Att Inc .1.800 Global Notes Due September 14203927 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 14, 2039
Trading Symbol	T 39B
Security Exchange Name	NYSE
ATT Inc 7000 Global Notes Due April 302040 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 7.000% Global Notes due April 30, 2040
Trading Symbol	T 40
Security Exchange Name	NYSE
Att Inc .4.250 Global Notes Due June 120437 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due June 1, 2043
Trading Symbol	T 43
Security Exchange Name	NYSE
Att Inc .4.875 Global Notes Due June 120448 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.875% Global Notes due June 1, 2044
Trading Symbol	T 44
Security Exchange Name	NYSE
Att Inc .4.000 Global Notes Due June 120499 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.000% Global Notes due June 1, 2049
Trading Symbol	T 49A
Security Exchange Name	NYSE
Att Inc .4.250 Global Notes Due March 1205016 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due March 1, 2050
Trading Symbol	T 50
Security Exchange Name	NYSE
Att Inc .3.750 Global Notes Due September 1205025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.750% Global Notes due September 1, 2050
Trading Symbol	T 50A
Security Exchange Name	NYSE
Att Inc .5.350 Global Notes Due November 1206629 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.350% Global Notes due November 1, 2066
Trading Symbol	TBB
Security Exchange Name	NYSE
ATT Inc 5625 Global Notes Due August 12067 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.625% Global Notes due August 1, 2067
Trading Symbol	TBC
Security Exchange Name	NYSE